Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net Cash flows used from operating activities:
Net loss	$ (911,778)	$ (606,472)	$ (826,420)	$ (45,464,569)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	1,017	788	1,130	1,169
Issuance of common stock for services				10,000
Issuance of common stock as consideration for warrant Amendment				440,000
Fair value adjustments for warrant liabilities				39,222,099
Fair value adjustments for convertible notes				16,849,071
Amortization on debt discount	39,741
Realized (loss) gain on digital currencies transactions	523	(158,194)	(163,749)	(299,092)
Proceeds from sale of digital currencies		359,801	380,868	332,172
Impairment loss on digital currencies	40,698
Gain on extinguishment of debt				(15,918,867)
Loss from lease termination				100,696
Liquidated damages				693,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(27,891)	54,403	59,403	(67,736)
Accounts payable and accrued expenses	65,376	51,012	43,149	(673,729)
Accrued compensation	(88,086)
Net cash used in operating activities	(880,400)	(298,662)	(505,619)	(1,488,254)
Net cash used in investing activities:
Purchase of digital currencies	(249,923)
Purchase of property and equipment		(2,598)	(2,598)	(1,485)
Refund of lease deposit				1,885
Net cash used in investing activities	(249,923)	(2,598)	(2,598)	400
Net cash provided by financing activities:
Net proceeds from issuance of Series C Convertible Preferred Stock and warrants for cash in an offering				925,115
Net proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering				825,005
Proceeds from exercise of warrants	228,370		57,000
Net proceeds from issuance of common stock	1,146,389
Payment to settle an investor loan				(54,000)
Proceeds from short term loan			200,000
Net cash provided by financing activities	1,374,759		257,000	1,696,120
Net increase (decrease) in cash	244,436	(301,260)	(251,217)	208,266
Cash, beginning of period	52,117	303,334	303,334	95,068
Cash, end of period	296,553	2,074	52,117	303,334
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible note to common stock	150,000
Exchange of promissory note and accrued interest into convertible note	217,973
Issuance of common stock due to Anti-Dilution provision				14,517
Cashless warrant exercise		269	269	12,277,968
Management redemption from escrow account				400
Preferred issued for conversion of notes				1,160
Reclassification between convertible notes and derivative liabilities				4,138,704
Fractional shares adjusted for reverse split	17			4
Issuance of Series C-1 Convertible Preferred Stock and warrants in exchange of digital currencies				250,000
Issuance of Series B Convertible Preferred Stock to settle convertible notes payable				74,300,224
Issuance of common stock for settlement of debt				61,667
Deemed dividend related to reduction of warrant strike price	(95,708)		5,600
Deemed dividend	95,708
Beneficial conversion features associated with convertible notes payable	54,493
Series B Convertible Preferred Stock [Member]
Supplemental disclosure of non-cash financing and investing activities:
Conversion of Convertible Preferred Stock to common stock		5,175	5,175	227,013
Series C-1 Convertible Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on issuance of Convertible Preferred stock				478,035
Supplemental disclosure of non-cash financing and investing activities:
Conversion of Convertible Preferred Stock to common stock		$ 4,118	4,118	2,941
Series C Convertible Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on issuance of Convertible Preferred stock				2,809,497
Supplemental disclosure of non-cash financing and investing activities:
Conversion of Convertible Preferred Stock to common stock				$ 15,874